Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Trade And Other Current Payables [Abstract]
Summary of Accounts Payable and Accrued Liabilities
	June 30, 2020	December 31, 2019
Trade payables	$8,609	$10,496
Wages and benefits payable	4,906	5,593
Current portion of royalty payment obligations (note 10)	3,308	3,043
Current portion of license acquisition payment obligation	-	1,302
Current portion of other employee benefit liabilities (note 10)	2,495	2,374
	$19,318	$22,808